Document and Entity Information	Jul. 19, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001766502
Document Type	8-K
Document Period End Date	Jul. 19, 2021
Entity Registrant Name	CHEWY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38936
Entity Tax Identification Number	90-1020167
Entity Address, Address Line One	1855 Griffin Road
Entity Address, Address Line Two	Suite B-428
Entity Address, City or Town	Dania Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33004
City Area Code	(786)
Local Phone Number	320-7111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	CHWY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false